FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 12600 Hill Country Blvd, Suite R-230
         Austin, TX 78738

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          November 10, 2011



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: $357,862
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                        MARKET SHARED
                                                                         VALUE SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES   ($000)  (A)   (B)    (C)     MGR      (A)     (B)       (C)

Advisory Board Co                         COM      762W107       69665     4495  X                             69665       0       0
Alaska Communications Systems             COM      01167P101     40700      267  X                             40700       0       0
Alleghany Corp                            COM      17175100        894      258  X                               894       0       0
AltiGen Communications Inc                COM      21489109     267600      182  X                            267600       0       0
American Dental Partners                  COM      25353103     900325     8697  X                            900325       0       0
American Express Company                  COM      25816109       9157      411  X                              9157       0       0
American Public Education                 COM      2913V103     367325    12489  X                            367325       0       0
American Science & Engin                  COM      29429107     119237     7279  X                            119237       0       0
Ascent Media Corp                         CL A     43632108       5397      212  X                              5397       0       0
Asure Software                            COM      4649U102      87623      286  X                             87623       0       0
Automatic Data Processing                 COM      53015103      14213      670  X                             14213       0       0
Berkshire Hathaway Inc                    CL A     84670108          9      961  X                                 9       0       0
Berkshire Hathaway Inc                    CL B     84670207      12346      877  X                             12346       0       0
BIDZ.com Inc.                             COM      08883T200   1011475      506  X                           1011475       0       0
Brookfield Asset Management Inc           COM      112585104     28725      791  X                             28725       0       0
Capital Southwest Corp                    COM      140501107      4817      356  X                              4817       0       0
Central European Distribution             COM      153435102     10300       72  X                             10300       0       0
Choice Hotels International               COM      169905106     10000      297  X                             10000       0       0
Colfax Corporation                        COM      194014106    417012     8449  X                            417012       0       0
Conagra Food Inc                          COM      205887102     10000      242  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     1900  X                             30000       0       0
Contango Oil & Gas Co.                    COM      21075N204      4725      259  X                              4725       0       0
Corporate Executive Board                 COM      21988R102    201877     6016  X                            201877       0       0
Cover-All Technologies                    COM      222892101     40000       78  X                             40000       0       0
Derma Sciences Inc                        COM      249827502     15000      117  X                             15000       0       0
Emerson Electric Co                       COM      291011104     10353      428  X                             10353       0       0
Exelon Corp                               COM      30161N101      9241      394  X                              9241       0       0
Female Health Company                     COM      314462102   4025297    16423  X                           4025297       0       0
Greenlight Capital Re LTD                 CL A     G4095J109     32026      664  X                             32026       0       0
Hallmark Financial Services               COM      40624Q203   1906687    14052  X                           1906687       0       0
HEICO Corp                                CL A     422806208    146402     4928  X                            146402       0       0
Hospitality Properties Trust              COM      44106M102     23915      508  X                             23915       0       0
Interactive Intelligence Inc.             COM      45839M103   2209535    59834  X                           2209535       0       0
Interval Leisure Group                    COM      46113M108    604683     8054  X                            604683       0       0
INTL FCStone Inc                          COM      459028106   2756905    57233  X                           2756905       0       0
iShares Trust iBoxx Inv Grade CPBD        CPBD     464287242      7248      814  X                              7248       0       0
iShares Trust Treas Inflat                US TIP B 464287176      5341      610  X                              5341       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      9600      656  X                              9600       0       0
Level 3 Communications                    COM      52729N100     14500       22  X                             14500       0       0
Lockheed Martin Corporation               COM      539830109      9358      680  X                              9358       0       0
MakeMusic Inc                             COM      56086P202     46461      230  X                             46461       0       0
Microsoft Corp.                           COM      594918104     31763      791  X                             31763       0       0
Morningstar, Inc.                         COM      617700109    124633     7034  X                            124633       0       0
National Retail Properties, Inc.          COM      637417106     14000      376  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000      858  X                             12000       0       0
Omega Flex, Inc.                          COM      682095104    523397     6961  X                            523397       0       0
OneBeacon Insurance Group                 CL A     G67742109     12098      165  X                             12098       0       0
Pennsylvania Real Estate Invt             SH BEN IN709102107     10155       78  X                             10155       0       0
Pfizer Inc.                               COM      717081103     10000      177  X                             10000       0       0
Pizza Inn Inc                             COM      725848105    213155      720  X                            213155       0       0
PowerShares Global Trust                  Nat Muni 73936T474     54411     1319  X                             54411       0       0
Psychemedics Corp                         COM      744375205     14240      102  X                             14240       0       0
Reis Inc                                  COM      75936P105     22350      198  X                             22350       0       0
Sears Holdings Corp                       COM      812350106     16164      930  X                             16164       0       0
Simulations Plus Inc                      COM      829214105     94863      294  X                             94863       0       0
SPDR Series Trust-Inter Treas             ETF      78464A516     17736     1066  X                             17736       0       0
Stamps.com                                COM      852857200    791694    16182  X                            791694       0       0
Stratasys Inc.                            COM      862685104    397573     7371  X                            397573       0       0
Tandy Leather Factory Inc.                COM      87538X105   1647336     7578  X                           1647336       0       0
The Dolan Company                         COM      25659P402   2630421    23647  X                           2630421       0       0
The Middleby Corp                         COM      596278101    105418     7428  X                            105418       0       0
TravelCenters of America                  COM      894174101     30000      106  X                             30000       0       0
U S Global Investors Inc                  CL A     902952100     36523      248  X                             36523       0       0
Utah Medical Products                     COM      917488108    409025    10834  X                            409025       0       0
Walgreens Co                              COM      931422109      9525      313  X                              9525       0       0
Western Union Co                          COM      959802109     31445      481  X                             31445       0       0
White Mountains Insurance Group           COM      G9618E107       592      240  X                               592       0       0
Winmark Corp                              COM      974250102    848500    39218  X                            848500       0       0
Winthrop Realty Trust, Inc.               COM      976391102     19849      172  X                             19849       0       0
XCEL Energy Inc.                          COM      98389B100     26000      642  X                             26000       0       0
Zimmer Holdings, Inc.                     COM      98956P102     11822      632  X                             11822       0       0